Income Taxes - Deferred tax related to Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Deferred tax assets, Total value	€ 3,111	€ 4,173
Deferred tax liabilities, Total value	3,121	4,183
Deferred tax assets, Netting	(3,111)	(4,173)
Deferred tax liabilities, Netting	(3,111)	(4,173)
Recognition of deferred tax liabilities in the statement of financial position	10	10
Non-current assets
Income Taxes
Deferred tax assets, Total value	2,378	3,010
Deferred tax liabilities, Total value	2,913	3,099
Intangible assets
Income Taxes
Deferred tax assets, Total value	2,341	2,995
Property, plant and equipment
Income Taxes
Deferred tax assets, Total value	37	15
Deferred tax liabilities, Total value	2,903	3,088
Financial assets
Income Taxes
Deferred tax liabilities, Total value	10	11
Current assets
Income Taxes
Deferred tax assets, Total value	149	14
Deferred tax liabilities, Total value		286
Inventories
Income Taxes
Deferred tax assets, Total value	123	11
Receivables and other assets
Income Taxes
Deferred tax assets, Total value	26	3
Deferred tax liabilities, Total value		286
Non-current liabilities
Income Taxes
Deferred tax assets, Total value	446	645
Deferred tax liabilities, Total value		167
Provisions
Income Taxes
Deferred tax assets, Total value	10	24
Deferred tax liabilities, Total value		3
Liabilities
Income Taxes
Deferred tax assets, Total value	436	621
Deferred tax liabilities, Total value		163
Current liabilities
Income Taxes
Deferred tax assets, Total value	138	222
Deferred tax liabilities, Total value	208	631
Provisions
Income Taxes
Deferred tax assets, Total value		91
Deferred tax liabilities, Total value	47
Liabilities
Income Taxes
Deferred tax assets, Total value	138	131
Deferred tax liabilities, Total value	€ 161	631
Loss carry forwards
Income Taxes
Deferred tax assets, Total value		€ 282